Business combinations - Schedule of Pro-Forma Information, MedPass Group Acquisition (Details) - Medpass Group Limited - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue	$ 2,798,180	$ 2,820,796
Net income/(loss)	$ 332,521	$ 377,485